Note 11 - Share-based Payments (Tables)	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Yrs)
Outstanding as at January 1, 20 19	6,804,000	$0.21	2.77
Granted	1,050,000	0.08
Forfeited	(1,092,000)	0.22
Outstanding as at September 30, 20 19	6,762,000	$0.13
Expired	(120,000)	$0.21
Outstanding as at December 31, 20 19	6,642,000	$0.13	1.52
Granted	450,000	0.05
Expired	(90,000)	0.23
Forfeited	(122,000)	0.18
Outstanding as at Sep tember 30 , 20 20	6,880,000	$0.12	0.90
Options exercisable as at September 30, 2019	6,187,000	$0.13
Options exe rcisable as at December 31, 2019	6,504,500	$0.19
Options exercisable as at September 30, 20 20	6,720,000	$0.12